UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [ ] Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     WORLD CAPITAL PARTNERS L.L.C.
Address:  39400 WOODWARD AVENUE, SUITE 100
          BLOOMFIELD HILLS, MI  48304

Form 13F File Number: 028-13343

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     SAMUEL VALENTI III
Title:    MANAGING MEMBER
Phone:    248-593-8800

Signature,             Place,                 and Date of Signing:
SAMUEL VALENTI III     BLOOMFIELD HILLS, MI   May 14, 2012

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE


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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 50
Form 13F Information Table Value Total: $66,068
List of Other Included Managers: NONE

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
                                                          FORM 13F INFORMATION TABLE
                                                   VALUE   SHARES/   SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT   PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
----------------------- ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ASML Holding NV                COM        N07059186    451      9000 SH        Sole                   9000
AT&T Inc.                      COM        00206R102    660     21126 SH        Sole                  21126
BHP Billiton Ltd               COM        088606108    203      2800 SH        Sole                   2800
BP PLC                         COM        055622104    211      4700 SH        Sole                   4700
Bank of Montreal               COM        063671101    238      4000 SH        Sole                   4000
British American Tobacco PLC   COM        110448107    253      2500 SH        Sole                   2500
CNH Global NV                  COM        N20935206    210      5300 SH        Sole                   5300
Canadian Pacific Railway Ltd.  COM        13645T100    258      3400 SH        Sole                   3400
Caterpillar                    COM        149123101    692      6500 SH        Sole                   6500
Check Point Software           COM        M22465104    440      6900 SH        Sole                   6900
Coca Cola Co.                  COM        191216100    437      5900 SH        Sole                   5900
Companhia de Bebidas das Ameri COM        20441W203    227      5500 SH        Sole                   5500
Consumer Staples SPDR Fund     COM        81369Y308    409     12000 SH        Sole                  12000
Credit Suisse Group            COM        225401108    214      7500 SH        Sole                   7500
Deutsche Bank AG               COM        D18190898    314      6300 SH        Sole                   6300
Dollar Tree Inc                COM        256746108    321      3400 SH        Sole                   3400
Dow Chemical                   COM        260543103    580     16753 SH        Sole                  16753
EMC Corp                       COM        268648102    553     18500 SH        Sole                  18500
Encana Corp                    COM        292505104    216     11000 SH        Sole                  11000
Health Care Select Sector SPDR COM        81369Y209    301      8000 SH        Sole                   8000
Honda Motor Co. Ltd            COM        438128308    323      8400 SH        Sole                   8400
IShares MSCI Brazil Index      COM        464286400   1754     27100 SH        Sole                  27100
IShares MSCI Canada Index      COM        464286509    828     29200 SH        Sole                  29200
IShares MSCI EAFE Index        COM        464287465  16185    294800 SH        Sole                 294800
IShares MSCI Emerging Markets  COM        464287234   6441    150000 SH        Sole                 150000
IShares MSCI Germany Index     COM        464286806    456     19600 SH        Sole                  19600
IShares MSCI Hong Kong Index   COM        464286871    349     20000 SH        Sole                  20000
IShares MSCI Japan Index       COM        464286848    224     22000 SH        Sole                  22000
IShares MSCI Pacific ex-Japan  COM        464286665    444     10200 SH        Sole                  10200
IShares MSCI South Korea Index COM        464286772    339      5700 SH        Sole                   5700
IShares MSCI Switzerland Index COM        464286749    433     17300 SH        Sole                  17300
IShares Russell 2000 Index     COM        464287655  11632    140400 SH        Sole                 140400
IShares S&P Latin America 40   COM        464287390    419      8800 SH        Sole                   8800
Ingersoll Rand                 COM        G47791101    219      5300 SH        Sole                   5300
Johnson & Johnson              COM        478160104    558      8458 SH        Sole                   8458
Kraft Foods                    COM        50075N104    251      6600 SH        Sole                   6600
Masco Corp.                    COM        574599106   3543    265000 SH        Sole                 265000
Microsoft Corp.                COM        594918104    484     15000 SH        Sole                  15000
National Grid PLC              COM        636274300    212      4200 SH        Sole                   4200
Nippon Telegraph & Telephone   COM        654624105    312     13800 SH        Sole                  13800
PG & E Corp.                   COM        69331C108    647     14900 SH        Sole                  14900
Potash Corp.                   COM        73755L107    320      7000 SH        Sole                   7000
PowerShares QQQ Trust          COM        73935A104   5438     80500 SH        Sole                  80500
Royal Bank of Canada           COM        780087102    261      4500 SH        Sole                   4500
SPDR Dow Jones Industrial Avg. COM        78467X109   1608     12200 SH        Sole                  12200
SPDR S&P 500 ETF               COM        78462F103   2955     21000 SH        Sole                  21000
Taiwan Semiconductor Mfg. Ltd. COM        874039100    229     15000 SH        Sole                  15000
TriMas Corp                    COM        896215209    716     32000 SH        Sole                  32000
Verizon Communications         COM        92343V104    619     16200 SH        Sole                  16200
Walt Disney Co.                COM        254687106    681     15554 SH        Sole                  15554